FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Summary of Fair Values and Carrying Values of Long-Term Debt (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Carrying Value	$ 17,479	$ 15,410
Fair Value	$ 17,364	$ 15,235